Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue
NOTE 4
—
REVENUE
Contract Balances
The timing of revenue recognition, billings and cash collections can result in billed accounts receivable, unbilled receivables (contract assets), and deferred revenue (contract liabilities).
Contract assets primarily relate to the rights to consideration for progress on contractual requirements performed but not billed at the reporting date. The contract assets are transferred to accounts receivable when the rights become unconditional. As of
September
 30, 2022 and December 31, 2021, the Company did
no
t have contract assets recorded.
Accounts receivable is the Company’s right to consideration that is unconditional. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. As of September 30, 2022 and December 31, 2021, the accounts receivable balances were
$
782
and $
262
, respectively.
Contract liabilities primarily consist of deferred revenue. Deferred revenue is the amount invoiced as progress payments in advance of revenue recognition; and is recognized as revenue when the recognition criteria are met. The Company’s contracts generally permit invoicing based on pre-defined
milestones as outlined in the contract. As of September 30, 2022 and December 31, 2021, the total deferred revenue balances were $
2,582
and $
2,864
,
respectively.

Deferred revenue is classified as long term when the performance obligation is to be satisfied more than twelve months following the balance sheet date. As of September 30, 2022 and December 31, 2021, $
1,787
and $
501
 of the total deferred revenue balance was considered long-term, respectively.
As of September 30, 2022
, the aggregate amount of the transaction price allocated to the remaining performance obligations related to customer contracts that were unsatisfied or partially unsatisfied was $
8,447
. Given the applicable contract terms, $
3,110
is expected to be recognized as revenue within one year and $
5,337
is expected to be recognized between two to five years. This amount does not include contracts to which the customer is not committed. The estimated timing of the recognition of remaining unsatisfied performance obligations, all of which are recognized at a point in time, is subject to change and is affected by changes to scope, changes in timing of delivery of products and services, or contract modifications.
For the three and nine months ended September 30, 2022,
$
340
and $
736
was recognized under
bill-and-hold
arrangements, respectively.

For the three and nine months ended September 30, 2021, $270 and $670 was recognized under bill-and-hold arrangements,
respectively.

The following table reflects the changes in the Company’s contract liabilities, which is classified as deferred revenue
:

	September 30, 2022	December 31, 2021
Deferred revenue s , beginning of period	$2,864	$1,661
Unconditional rights to invoice but not yet recognized	1,381	1,770
Revenue recognized from prior period deferred revenue	(1,663)	(567)

Deferred revenue s , end of period	$2,582	$2,864

Deferred Costs
During the three and nine months ended September 30, 2022, $286 and $1,182 of deferred costs, respectively, were recognized as costs of revenue in the condensed statements of operations. During each of the three and nine months ended September 30, 2021,
$
211

of deferred costs were recognized as costs of revenue in the condensed statement of operations. Deferred costs were
 $
1,837
and $
1,910
as of September 30, 2022 and December 31, 2021, respectively. During the nine month period ended September 30, 2022 and 2021, cost of revenues also includes costs incurred on certain customized design service contracts that were in excess of the amount expected to be recovered; however, those costs were not material.

3.	REVENUE RECOGNITION
The Company recognizes revenue in accordance with ASC 606, Revenue Recognition, (“ASC 606”), which outlines a single comprehensive model to use in accounting for revenue arising from contracts with customers. Revenue is recognized when control of a product or service is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those promised products or services.
Overall
The Company generates revenue from both its arrangements for customization design services for the development of silicon-anode lithium-ion
battery technology and from delivery of prototypes and providing finished battery products to its customers.
The customization design services generally provide design and development efforts to configure the Company’s existing battery technology towards a customer’s required specifications, including the delivery of prototypes. The development and delivery of these battery prototypes is a single performance obligation as the individual customization activities performed through delivery of the prototype batteries are not distinct. Revenue is recognized at the point in time when control transfers to the customer, upon final delivery of prototype batteries or completion of the defined service.
The Company recognizes revenue from
follow-on
orders and standalone sales of battery products to customers at the point in time that control of the product has been transferred to the customer which is generally upon shipment.
To achieve the core principle of revenue recognition, the Company applies the following steps:

1.	Identify the Contract with the Customer
A contract is defined as an agreement between two or more parties that creates enforceable rights and obligations. The Company generally enters into fixed-price agreements with its customers which outline the terms of the business relationship between the customer and the Company. Additionally, the Company may receive purchase orders from customers or enter into statements of work that indicate pricing, performance and delivery obligations, progress payments (if any) and the timing for each transaction.

The Company accounts for a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of the consideration is probable. At contract inception, the Company also evaluates prior incomplete contracts to determine whether the contract with the customer should be combined and accounted for as a single contract with any prior contract.
2.	Identify the Performance Obligations in the Contract
The promises within each contract for customization design services may vary depending on the customer requirements, however, those contracts contain promises which generally include (a) custom battery design to conform with customer’s requirements, (b) design progress reporting, (c) development of preliminary batteries, (d) testing of battery design and performance, and (e) delivery of final battery prototypes that meet pre-defined
customer specifications along with test results of the delivered batteries. Those promises are generally inputs to a combined output to deliver a single final prototype battery and accounted as a single performance obligation.
Contracts for standard batteries for commercial sales are generally ready-made with no customization. Within these contracts, each battery is a distinct performance obligation.

3.	Determine the Transaction Price
Payment terms for the Company’s development contracts are generally based on the achievement of defined milestones. Since revenue is generally recognized at the point in time when control transfers to the customer upon final delivery of prototype battery or completion of the service at the end of the contract (as discussed below in Step 5 - Recognize revenue when, or as, a performance obligation is satisfied), the variable consideration is not considered to be constrained at the inception of the contract and the transaction price equals the cumulative payments to which the Company is entitled to at the end of the contract.
The Company elected to use the practical expedient to disregard the effect of the time value of money in a significant financing component when its payment terms are less than one year. In cases when there is a period of more than one year, the Company only adjusts the transaction price when the financing component is significant and beyond the mitigating effect of the progress payments.

4.	Allocate the Transaction Price to the Performance Obligations in the Contract
The transaction price is allocated to the performance obligations. The Company’s revenue contracts generally contain a single performance obligation; therefore, allocation is not necessary.

5.	Recognize Revenue When, or as, a Performance Obligation is Satisfied
Under the Company’s customized design services arrangements, control generally transfers upon the completion of the battery design and delivery of the final prototype batteries. For follow-on
orders and standalone sales of battery products to customers, control generally transfers upon shipment of the product. In some instances, customers may request that the Company bill them for a product but the Company retains physical possession of the product until later delivery, commonly known as
“bill-and-hold”
arrangements. The Company has an agreement with one customer where title to products ordered through the agreement transfers to the customer when the product is ready for delivery, the customer has requested this arrangement and the batteries are specific to the customer’s order. In these
“bill-and-hold”
arrangements, the Company recognizes revenue when the product is identified separately as belonging to the customer and the product is ready for delivery to the customer.
Sales and Transaction Taxes
Sales and other taxes collected from customers and remitted to governmental authorities on revenue producing transactions are reported on a net basis and are therefore excluded from revenue in the statements of operations.

Contract Balances
The timing of revenue recognition, billings and cash collections can result in billed accounts receivable, unbilled receivables (contract assets), and deferred revenue (contract liabilities).
Contract assets primarily relate to the rights to consideration for progress on contractual requirements performed but not billed at the reporting date. The contract assets are transferred to accounts receivable when the rights become unconditional. As of December 31, 2021 and 2020, the Company did not have contract assets recorded.
Accounts receivable is the Company’s right to consideration that is unconditional. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. As of December 31, 2021 and 2020, the accounts receivable balance was $262 and $348, respectively.
Contract liabilities primarily consist of deferred revenue. Deferred revenue is the amount invoiced as progress payments in advance of revenue recognition; and is recognized as revenue when the recognition criteria are met. The Company’s contracts generally permit invoicing based on pre-defined
milestones as outlined in the contract. As of December 31, 2021 and 2020, the total deferred revenue balance was $2,864 and $1,661, respectively.
Deferred revenue is classified as long term when the performance obligation is estimated to be satisfied more than twelve months following the balance sheet date. As of December 31, 2021 and 2020, $501 and $1,545 of the total deferred revenue balance was considered long-term, respectively.
As of December 31, 2021, the aggregate amount of the transaction price allocated to the remaining performance obligations related to customer contracts that were unsatisfied or partially unsatisfied was $4,321. Given the applicable contract terms, $3,277 is expected to be recognized as revenue within one year and $1,044 is expected to be recognized between two to five years. This amount does not include contracts to which the customer is not committed. The estimated timing of the recognition of remaining unsatisfied performance obligations is subject to change and is affected by changes to scope, changes in timing of delivery of products and services, or contract modifications.
For the years ended December 31, 2021 and 2020, revenue recognized for the performance obligation of customized design services was $1,621 and $3,956, respectively. For the years ended December 31, 2021 and 2020, revenue recognized for performance obligation of battery shipments was $1,151 and $723, respectively.
For the years ended December 31, 2021 and 2020, revenue recognized under bill-and-hold arrangements
was $670 and $409, respectively.
The following table reflects the changes in the Company’s contract liabilities, which is classified as deferred revenue, as of December 31:

	2021	2020
Deferred revenue, beginning of period	$1,661	$1,591
Unconditional rights to invoice but not yet	1,770	1,076
Revenue recognized from prior period deferred	(567)	(1,006)

Deferred revenue, end of period	$2,864	$1,661

obligations, and are expected to be recovered. Judgement is applied to determine the eligibility of these costs. If the criteria for capitalization above are not met, the costs are expensed in the period incurred. These costs primarily consist of direct labor, cathode and electrolyte materials, freight and other deferred fulfillment costs eligible for capitalization related to the Company’s customized design service revenue. These costs are recognized when the related revenue is recognized, which is at the completion of the customized design services and delivery of the prototype batteries. At the end of the reporting period, the Company evaluates its deferred costs for impairment. The Company recognizes impairment of deferred costs when it is determined that the costs are no longer recoverable. Deferred costs of
$
238
and $
429
were recognized as costs of revenue in the statements of operations for the years ended December 31, 2021 and 2020, respectively. Deferred costs were $
1,910
and $
455
as of December 31, 2021 and 2020, respectively. For the years ended December 31, 2021 and 2020, cost of revenues also includes costs incurred on certain customized design service contracts that were in excess of the amount expected to be recovered.